Operating Leases - Schedule of Future Minimum Lease Payments (Details)	Sep. 30, 2018 USD ($)
Leases [Abstract]
2018 (three months)	$ 216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$ 4,801,937